Revenue (Disaggregation) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	$ 2,587,758	$ 1,868,003
Uranium [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	2,152,242	1,480,146
Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	425,557	365,063
Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	9,959	22,794
Fixed price Contracts Member | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,246,206	856,825
Fixed price Contracts Member | Uranium [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	821,958	478,552
Fixed price Contracts Member | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	414,289	355,479
Fixed price Contracts Member | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	9,959	22,794
Market Price Contracts Member [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,341,552	1,011,178
Market Price Contracts Member [Member] | Uranium [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,330,284	1,001,594
Market Price Contracts Member [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	11,268	9,584
Market Price Contracts Member [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	0	0
Americas [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,361,319	1,115,968
Americas [Member] | Uranium [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,043,475	806,915
Americas [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	307,885	289,028
Americas [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	9,959	20,025
Europe [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	680,827	339,483
Europe [Member] | Uranium [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	592,068	284,602
Europe [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	88,759	52,112
Europe [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	0	2,769
Asia [Member] | Reportable Segments Member
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	545,612	412,552
Asia [Member] | Uranium [member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	516,699	388,629
Asia [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	28,913	23,923
Asia [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	$ 0	$ 0